Schedule of revenue from customers (Details) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue from customers	$ 350,045	$ 763,922	$ 1,849,509	$ 3,090,361	$ 4,189,838
Revenue from customers [member]
IfrsStatementLineItems [Line Items]
Revenue from customers	241,284	531,374	1,458,722	1,943,683	2,754,315
Revenue from customers [member] | Customer A [member]
IfrsStatementLineItems [Line Items]
Revenue from customers	31,815	$ 531,374		943,683	1,450,000
Revenue from customers [member] | Customer B [member]
IfrsStatementLineItems [Line Items]
Revenue from customers	165,312		238,000	500,000	750,000
Revenue from customers [member] | Customer C [member]
IfrsStatementLineItems [Line Items]
Revenue from customers	$ 44,157				554,315
Revenue from customers [member] | Customer D [member]
IfrsStatementLineItems [Line Items]
Revenue from customers				500,000
Revenue from customers [member] | Customer E [member]
IfrsStatementLineItems [Line Items]
Revenue from customers			813,551
Revenue from customers [member] | Customer F [member]
IfrsStatementLineItems [Line Items]
Revenue from customers			$ 407,171